RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and Brookfield.
Brookfield has provided a $400 million committed unsecured revolving credit facility maturing in December 2023 and the draws bear interest at Secured Overnight Financing Rate (“SOFR”) plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. Brookfield may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at June 30, 2023 (December 31, 2022: nil). The interest expense on the Brookfield revolving credit facility and deposit for the three months and six months ended June 30, 2023 totaled nil and nil, respectively (2022: nil and less than $1 million, respectively).
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Revenues
Power purchase and revenue agreements	$3	$20	$68	$59

Direct operating costs
Energy purchases	$(3)	$(8)	$(10)	$(12)
Energy marketing fee & other services	(3)	(2)	(6)	(7)
	$(6)	$(10)	$(16)	$(19)

Interest expense
Borrowings	$(6)	$(6)	$(10)	$(10)

Other
Interest income	$3	$3	$5	$5
Dividend income	3	—	4	—
Other related party services	(1)	(1)	(2)	(2)

Management service agreement	$(32)	$(43)	$(68)	$(95)
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2023	December 31, 2022
Current assets
Due from related parties
Amounts due from	Brookfield	$36	$41
	The partnership	914	563
	Equity-accounted investments and other	13	11
		$963	$615

Financial instrument asset	Brookfield	197	292

Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$31	$37
	The partnership	363	315
	Equity-accounted investments and other	18	12
	Brookfield Reinsurance and associates	101	$100
		$513	$464
Non-recourse borrowings	Brookfield	21	1
		$534	$465
Non-current liabilities
	Brookfield Reinsurance and associates	15	15
		$15	$15